Annual Total Returns - SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO - SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO - Select Enterprise Technology Services Portfolio - Select Enterprise Technology Services Portfolio
Jun. 14, 2024
Bar Chart Table:
Annual Return 2014	6.28%
Annual Return 2015	13.13%
Annual Return 2016	5.19%
Annual Return 2017	34.25%
Annual Return 2018	4.19%
Annual Return 2019	42.23%
Annual Return 2020	31.41%
Annual Return 2021	2.54%
Annual Return 2022	(28.83%)
Annual Return 2023	23.17%